INVESTMENTS IN REAL ESTATE SECURITIES - Available for Sale (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Securities		Dec. 31, 2012 Securities
Outstanding face amount	$ 2,186,996	[1]
Amortized cost basis	1,969,975
Gains - gross unrealized	11,052
Losses - gross unrealized	(7,838)
Carrying value	1,973,189	[2],[3]	289,756
Number of securities	214
Weighted average rating	BBB+	[4]
Weighted average coupon	2.28%
Weighted average yield	2.66%
Weighted average life (years)	5 years 8 months 12 days	[5]
Agency RMBS
Outstanding face amount	1,314,130	[6]	433,510	[6],[7]
Amortized cost basis	1,403,215	[6],[8]	274,230	[6],[7]
Gains - gross unrealized	3,434	[6]	15,856	[6],[7]
Losses - gross unrealized	(3,885)	[6]	(330)	[6],[7]
Carrying value	1,402,764	[2],[6],[8]	289,756	[2],[6],[7],[9]
Number of securities	114	[6]	29	[6],[7]
Weighted average rating	AAA	[4],[6]	CC	[10],[4],[6],[7]
Weighted average coupon	3.18%	[6]	0.63%	[6],[7]
Weighted average yield	1.33%	[6]	6.55%	[6],[7]
Weighted average life (years)	4 years 1 month 6 days	[5],[6]	6 years 9 months 18 days	[11],[5],[6],[7]
Principal Subordination - Weighted Average			10.00%	[12],[7]
Non-Agency RMBS
Outstanding face amount	872,866		433,510
Amortized cost basis	566,760
Gains - gross unrealized	7,618
Losses - gross unrealized	(3,953)
Carrying value	$ 570,425	[2]
Number of securities	100
Weighted average rating	CCC-	[4]
Weighted average coupon	0.94%
Weighted average yield	4.68%
Weighted average life (years)	8 years	[5]
Principal Subordination - Weighted Average	7.40%	[12]

[1]	The total outstanding face amount was $6.6 million for fixed rate securities and $2.2 billion for floating rate securities.
[2]	Fair value, which is equal to carrying value for all securities. See Note 12 regarding the estimation of fair value.
[3]	Represents our historical consolidated balance sheet at December 31, 2013.
[4]	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. This excludes the ratings of two non-agency bonds with a face amount of $6.3 million for which New Residential was unable to obtain rating information. For each security rated by multiple rating agencies, the lowest rating is used. New Residential used an implied AAA rating for the Agency ARM RMBS. Ratings provided were determined by third party rating agencies, represent the most recent credit ratings available as of the reporting date and may not be current.
[5]	The weighted average life is based on the timing of expected principal reduction on the assets.
[6]	Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac").
[7]	The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.
[8]	Amortized cost basis and carrying value include principal receivable of $10.6 million.
[9]	Fair value, which is equal to carrying value for all securities. See Note 7 regarding the estimation of fair value.
[10]	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies as of a particular date, may not be current and are subject to change at any time.
[11]	The weighted average maturity is based on the timing of expected principal reduction on the assets.
[12]	Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential's investments.